Share Capital - Schedule of Movements in Ordinary Shares (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Balance at beginning (in shares)	233,959,013	227,998,346	227,798,346
Balance at beginning	$ 88,872,756	$ 88,504,043	$ 88,436,263
Issue at $0.12 on exercise of unlisted options (2024-03-12) (in shares)			200,000
Issue at $0.12 on exercise of unlisted options (2024-03-12)			$ 67,780
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07) (in shares)		1,147,083
Issue of shares on the exercise of performance rights at $0.0 per share (2024-10-07)		$ 83,000
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08) (in shares)		2,579,760
Issue at US$2.1784 pursuant to At The Market facility (2025-01-08)		$ 226,567
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15) (in shares)		1,801,680
Issue at US$2.0971 pursuant to At The Market facility (2025-01-15)		$ 152,300
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10) (in shares)		179,664
Issue of shares on the exercise of performance rights at $0.0 per share (2025-04-10)		$ 13,000
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29) (in shares)		135,800
Issue at US$1.8435 pursuant to At The Market facility (2025-05-29)		$ 9,744
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03) (in shares)		116,680
Issue at US$1.8286 pursuant to At The Market facility (2025-06-03)		$ 8,216
Issue at US$1.8939 pursuant to At the Market facility (2025-07-17) (in shares)	877,440
Issue at US$1.8939 pursuant to At the Market facility (2025-07-17)	$ 63,351
Issue at US$1.8782 pursuant to At the Market facility (2025-07-18) (in shares)	473,880
Issue at US$1.8782 pursuant to At the Market facility (2025-07-18)	$ 34,072
Issue at US$2.1374 pursuant to At the Market facility (2025-07-21) (in shares)	32,909,640
Issue at US$2.1374 pursuant to At the Market facility (2025-07-21)	$ 2,711,754
Issue at US$2.3008 pursuant to At the Market facility (2025-10-20) (in shares)	1,133,840
Issue at US$2.3008 pursuant to At the Market facility (2025-10-20)	$ 100,458
Issue at US$1.9631 pursuant to At the Market facility (2025-11-07) (in shares)	8,495,080
Issue at US$1.9631 pursuant to At the Market facility (2025-11-07)	$ 642,228
Issue at US$2.0809 pursuant to At the Market facility (2025-12-05) (in shares)	45,472,000
Issue at US$2.0809 pursuant to At the Market facility (2025-12-05)	$ 3,596,835
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-11) (in shares)	1,874,964
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-11)	$ 141,890
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-15) (in shares)	1,142,909
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-15)	$ 83,251
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-16) (in shares)	314,843
Issue of shares on the exercise of performance rights at $0.0 per share (2025-12-16)	$ 23,996
Shares cancelled pursuant to the buy-back of unmarketable parcels (2026-06-29) (in shares)	(3,805,528)
Shares cancelled pursuant to the buy-back of unmarketable parcels (2026-06-29)	$ (121,777)
Less: Transaction costs arising on share issues (in shares)
Less: Transaction costs arising on share issues	$ (493,126)	$ (124,114)
Balance at ending (in shares)	322,848,081	233,959,013	227,998,346
Balance at ending	$ 95,655,688	$ 88,872,756	$ 88,504,043